Debt - Schedule of Long-Term Debt Agreements (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023		$ 17,740
2024		21,799
2025		18,649
2026		26,014
2027		28,070
2028 and beyond		88,943
Long Term Debt Gross Excluding Due To Variable Interest Entities		201,215
Long-term notes payable from VIE		46,403
Total long-term notes payable		247,618
LGM Enterprises LLC [Member]
Debt Instrument [Line Items]
2023	$ 79,195
2024	19,437
2025	23,084
2026	23,886
Long Term Debt Gross Excluding Due To Variable Interest Entities	266,627
Long-term notes payable from VIE	42,118
Total long-term notes payable	308,745	$ 247,618	$ 122,941
2023 (remaining)	9,900
2028 and beyond	$ 111,125